Other operational gain (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Gain Contingencies [Line Items]
Other operational gain	$ 2,918	$ 1,565	$ 592
Gain (Loss) Related to Litigation Settlement	$ 2,139
Korea Line Corporation, Rehabilitation plan
Gain Contingencies [Line Items]
Proceeds from sale of trading securities			$ 550